SCHEDULE OF SERIES B PREFERRED STOCK FOR MEZZANINE EQUITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Equity [Abstract]
Balance beginning of period – March 31	$ 2,000,290	$ 1,488,920	$ 1,488,920
Net proceeds received pursuant to the issuance of preferred shares		1,732,532	1,732,532	2,825,000
Recognition of derivative liabilities (Note 8)		(649,533)	(649,533)	(964,446)
Redemption in cash	200,000
Conversion into common shares	(50,000)	(285,814)	(571,629)	(371,634)
Balance end of period – September 30	1,750,290	2,286,105	$ 2,000,290	$ 1,488,920
Redemption in cash	$ (200,000)